SEMI-ANNUAL
.................................................................................
                                FINANCIAL REPORT
.................................................................................
                                STI CLASSIC FUNDS
.................................................................................
                            A Family of Mutual Funds
.................................................................................

                                   BOND FUNDS
                   CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
               CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
  CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND

                               MONEY MARKET FUNDS
             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND


                                November 30, 2002

                              [STI Classic Funds]

                                  [blank page]

Dear Valued STI Classic Funds' Shareholder:

The equity markets closed lower and the bond markets finished higher in the six months ended November 30, 2002, but stocks appeared to begin a cyclical bottoming process that may bode well for improved performance in 2003. Continued concerns about strength of the economic and corporate profits recovery left the S&P 500 Composite Index down 11.5% on a total return basis during this period, while the fixed-income market performance as measured by the Lehman Aggregate Bond Index rose just under 5%.

As you may recall from previous letters, we have been cautiously positive on the equity markets since shortly after the tragic events of September 11, 2001. The favorable confluence of aggressive interest rate cuts by the Federal Reserve, tax reductions and spending increases by the Federal Government, more realistic corporate earnings expectations, and increasingly negative investor psychology helped provide a more attractive environment for equities. You may also recall however, that we have been much more price-sensitive and timing-sensitive in our equity selection. This was a result of our expectation that the current economic recovery would be more muted by historical standards, and that the markets would have a tendency to "chase" good news beyond its actual value. We also adopted a more cautious stance toward fixed-income investments, emphasizing the potential benefits from a gradual reduction in credit risk rather than betting that long term yields will fall much below their 40-year lows.

During the past six months, the economy continued its uneven but positive recovery at a pace that resembled the "stealth recovery" of the early 1990s. Job and production growth has been frustratingly slow, causing investors to worry about a "double-dip" recession. The S&P 500 tended to reflect the on-again-off-again shift in sentiment and expectations, bottoming first in July and again in October. While none of the ten major sectors in the Index posted gains over the past six months, both the battered technology and telecommunications sectors did garner some renewed investor interest amid signs of an evolving capital spending recovery. Large-cap stocks also regained favor during the period, though they lagged small-cap stocks over the past twelve months. Neither the growth nor the value styles showed a significant performance advantage, however. The fixed-income markets also experienced shifting performance during the period. While the highest quality, longer-term Treasury securities showed the best returns over the six months, corporate and mortgage-backed securities staged an impressive recovery in October and November. During this time we continued to emphasize the benefits of and need for a well-diversified portfolio as the most effective means of navigating these turbulent markets.

We are increasingly optimistic in our outlook for the economy and the stock markets in the closing days of 2002, but we also realize there are significant potential constraints on both. While the economy is currently working its way through a "soft patch," it appears that most corporations have eliminated excess inventories, have downsized considerably, and have returned to profitability. Moreover, the Fed reduced short-term rates again in November and the Republican control of both houses of Congress following the mid-term elections suggests a higher probability of further tax cuts and other fiscal stimulus. While these factors will help provide a sturdy base for recovery, the pace of growth is likely to be somewhat constrained by an already strong pace of consumer spending, sluggish job growth and the threat from global instability. This may mean a continuation of the volatility that has characterized market performance in recent years, but we believe the economy and the stock markets can develop a more positive trend.

We believe our emphasis on fundamental research on each company security we purchase will continue to provide the kind of strong relative performance that our clients have come to know and expect from the STI Classic Family of Mutual Funds. We thank you for your loyalty and trust during these challenging times, and we will continue to earn and validate that trust in 2003.


                            Sincerely,

                            /s/ Douglas S. Phillips

                            Douglas S. Phillips
                            Chief Investment Officer

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002




CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND



--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (49.7%)
   U.S. Treasury Notes
     5.875%, 11/15/04                                    $1,000    $ 1,073
     3.500%, 11/15/06 (F)                                 1,075      1,096
     3.000%, 11/30/03                                     2,600      2,638
     2.125%, 08/31/04 (F)                                 5,000      5,015
                                                                   -------
Total U.S. Treasury Obligations
     (Cost $9,726)                                                   9,822
                                                                   -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (18.2%)
   FHLB
     3.250%, 08/15/05 (F)                                   500        507
   FHLMC
     3.250%, 11/15/04                                     1,000      1,019
   FNMA
     3.875%, 03/15/05                                     1,000      1,034
     3.500%, 09/15/04 (F)                                 1,000      1,023
                                                                   -------
Total U.S. Government Agency Obligations
     (Cost $3,576)                                                   3,583
                                                                   -------
CORPORATE OBLIGATIONS (16.7%)
AUTOMOTIVE (1.4%)
   Daimler-Chrysler
     7.750%, 06/15/05                                       250        270
                                                                   -------
BANKS (2.6%)
   Bank of America
     7.875%, 05/16/05                                       130        145
   Credit Suisse First Boston
     5.875%, 08/01/06                                       250        262
   Wachovia
     6.800%, 06/01/05                                       100        109
                                                                   -------
                                                                       516
                                                                   -------
BUILDING & CONSTRUCTION (0.5%)
   Masco (F)
     6.750%, 03/15/06                                       100        107
                                                                   -------

--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
COMPUTER SERVICES (0.7%)
   Electronic Data Systems (F)
     6.850%, 10/15/04                                    $  125    $   128
                                                                   -------
DIVERSIFIED OPERATIONS (0.7%)
   Philip Morris
     7.000%, 07/15/05                                       132        142
                                                                   -------
FINANCIAL SERVICES (3.7%)
   American General
     6.750%, 06/15/05                                       250        273
   CIT Group
     6.500%, 02/07/06                                       180        185
   General Electric Capital, Ser A, MTN
     7.500%, 05/15/05                                       250        277
                                                                   -------
                                                                       735
                                                                   -------
HEALTH CARE (1.3%)
   Cardinal Health
     6.500%, 02/15/04                                       250        263
                                                                   -------
INVESTMENT BANKERS/BROKER DEALERS (2.8%)
   Goldman Sachs Group
     7.625%, 08/17/05                                       250        278
   Paine Webber Group
     6.375%, 05/15/04                                       250        265
                                                                   -------
                                                                       543
                                                                   -------
MULTIMEDIA (1.4%)
   Viacom
     7.750%, 06/01/05                                       250        278
                                                                   -------
PETROLEUM & FUEL PRODUCTS (0.7%)
   Conoco
     5.900%, 04/15/04                                       125        131
                                                                   -------
REAL ESTATE (0.4%)
   EOP Operating LP
     7.375%, 11/15/03                                        75         78
                                                                   -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                     SHARES/FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
UTILITIES (0.5%)
   Pacificorp
     6.750%, 04/01/05                                    $  100    $   107
                                                                   -------
Total Corporate Obligations
     (Cost $3,281)                                                   3,298
                                                                   -------
ASSET-BACKED SECURITIES (7.6%)
   Bank One Issuance Trust,
     Ser 2002-A4, Cl A4
     2.940%, 06/16/08                                       500        499
   Capital Auto Receivables Asset
     Trust, Series 2002-4, Cl A4
     2.640%, 03/17/08                                       500        499
   Honda Auto Receivables
     Owner Trust, Ser 2002-3, Cl A4
     3.610%, 12/18/07                                       500        507
                                                                   -------
Total Asset-Backed Securities
     (Cost $1,500)                                                   1,505
                                                                   -------
CASH EQUIVALENTS (7.2%)
   Federated Prime Obligation
     Money Market Fund                                  819,410        819
   SEI Daily Income Trust Prime
     Obligation Fund                                    598,163        598
                                                                   -------
Total Cash Equivalents
     (Cost $1,417)                                                   1,417
                                                                   -------
Total Investments (99.4%)
   (Cost $19,500)                                                  $19,625
                                                                   =======
Percentages are based on Net Assets of $19,746,700.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 18.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002




CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (26.8%)
   FHLMC
     4.125%, 02/04/05                                    $1,325    $ 1,332
     3.875%, 06/27/05                                     1,325      1,339
   FHLMC, Ser 1520 Cl H
     6.250%, 11/15/07                                     2,000      2,063
   FHLMC, Ser 1667 Cl PE
     6.000%, 03/15/08                                       688        691
   FHLMC, Ser 2105 Cl QB
     5.500%, 02/15/17                                       235        238
   FHLMC, Ser 2114 Cl QB
     5.750%, 02/15/14                                       428        429
   FHLMC, Ser 2292 Cl QX
     5.500%, 02/15/17                                     1,935      1,944
   FHLMC, Ser 2346 Cl PA
     5.500%, 05/15/10                                     1,383      1,403
   FHLMC, Ser 2368 Cl OB
     5.000%, 09/15/07                                     1,700      1,742
   FHLMC, Ser 2378 Cl PA
     5.500%, 06/15/06                                       746        761
   FHLMC, Ser 2425 Cl JA
     6.000%, 02/15/04                                     1,256      1,263
   FHLMC, Ser 2438 Cl LF
     5.500%, 06/15/06                                       146        146
   FHLMC, Ser 2447 Cl BA
     5.500%, 05/15/07                                       734        749
   FHLMC, Ser 2497 Cl NM
     4.500%, 05/15/14                                       737        751
   FHLMC, Ser 2453 Cl BA
     5.000%, 07/15/11                                       740        757
   FHLMC, Ser 2485 Cl AF
     5.500%, 12/15/15                                       934        967
   FHLMC, Ser 2485 Cl AH
     5.500%, 12/15/13                                       914        941
   FHLMC, Ser 2497 Cl PA
     6.000%, 05/15/06                                     1,955      1,983
   FNMA
     3.125%, 08/15/05                                       875        881
   FNMA, Ser 1629 Cl HA
     3.500%, 12/15/21                                       300        301

--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
   FNMA, Ser 1689 Cl G
     6.000%, 09/15/21                                    $3,012    $ 3,037
   FNMA, Ser 2430 Cl TA
     5.000%, 04/15/15                                       625        640
   FNMA, Ser 2508 Cl MF
     5.000%, 04/15/13                                       993      1,024
   SLMA, MTN (B)
     1.678%, 08/27/04                                     1,400      1,405
                                                                   -------
Total U.S. Government Agency Obligations
     (Cost $26,730)                                                 26,787
                                                                   -------
CORPORATE OBLIGATIONS (31.4%)
AEROSPACE & DEFENSE (1.9%)
   Lockheed Martin
     6.750%, 03/15/03                                       900        911
   United Technologies
     6.625%, 11/15/04                                       923        995
                                                                   -------
                                                                     1,906
                                                                   -------
AIR TRANSPORTATION (0.7%)
   FedEx
     6.625%, 02/12/04                                       650        677
                                                                   -------
AUTOMOTIVE (1.2%)
   Daimler Chrysler
     6.900%, 09/01/04                                       821        865
   Daimler Chrysler, Ser C, MTN (B)
     1.650%, 08/21/03                                       300        299
                                                                   -------
                                                                     1,164
                                                                   -------
BANKS (3.8%)
   Bank of America
     6.625%, 06/15/04                                       725        771
   Bank of New York
     6.625%, 06/15/03                                       775        795
   Bank One
     7.625%, 08/01/05                                       775        863
   National City Bank
     7.200%, 05/15/05                                       625        681

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

BANKS -- CONTINUED
   Wells Fargo (F)
     6.625%, 07/15/04                                    $  650    $   694
                                                                   -------
                                                                     3,804
                                                                   -------
BUILDING & CONSTRUCTION (2.4%)
   Hanson Overseas
     7.375%, 01/15/03                                       900        904
   Masco
     6.125%, 09/15/03                                       530        543
     6.000%, 05/03/04                                       885        921
                                                                   -------
                                                                     2,368
                                                                   -------
CONSUMER STAPLES (0.8%)
   Procter & Gamble
     6.600%, 12/15/04                                       700        759
                                                                   -------
DRUGS (0.2%)
   Eli Lilly
     6.250%, 03/15/03                                       200        202
                                                                   -------
FINANCE (7.1%)
   CIT Group
     5.500%, 02/15/04                                       700        710
   Countrywide Home Loan
     6.850%, 06/15/04                                       700        742
   Diageo Capital
     6.625%, 06/24/04                                       500        532
     6.125%, 08/15/05                                       500        541
   General Electric Capital,
     Ser A, MTN (F)
     4.250%, 01/28/05                                       975      1,010
   GMAC
     7.500%, 07/15/05                                       750        780
     5.750%, 11/10/03                                       350        355
   Pitney Bowes
     5.650%, 01/15/03                                       100        101
   PNC Funding
     6.875%, 03/01/03                                       500        506
   Unilever Capital
     6.875%, 11/01/05                                       500        553

--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   Verizon Global Funding (F)
     6.750%, 12/01/05                                    $  500    $   542
   Washington Mutual Financial
     8.250%, 06/15/05                                       600        670
                                                                   -------
                                                                     7,042
                                                                   -------
FOOD, BEVERAGE & TOBACCO (0.8%)
   Kellogg, Ser B
     5.500%, 04/01/03                                       320        323
   Safeway
     3.625%, 11/05/03                                       500        503
                                                                   -------
                                                                       826
                                                                   -------
INDUSTRIAL (0.5%)
   IBM, MTN
     5.250%, 12/01/03                                       450        464
                                                                   -------
INSURANCE (0.8%)
   Allstate
     7.875%, 05/01/05                                       700        773
                                                                   -------
INVESTMENT BANKERS/BROKER DEALERS (1.3%)
   Lehman Brothers Holdings
     6.625%, 04/01/04                                       500        526
   Morgan Stanley Dean Witter
     5.625%, 01/20/04                                       725        753
                                                                   -------
                                                                     1,279
                                                                   -------
METALS & MINING (0.5%)
   Minnesota Mining and
     Manufacturing
     4.250%, 09/01/04                                       500        518
                                                                   -------
MULTIMEDIA (1.5%)
   Viacom
     7.750%, 06/01/05                                       700        777
     6.750%, 01/15/03                                       775        779
                                                                   -------
                                                                     1,556
                                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002




CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND--CONTINUED



--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (1.6%)
   BP Capital Markets PLC
     4.000%, 04/29/05                                    $  500    $   517
   Conoco
     5.900%, 04/15/04                                     1,000      1,047
                                                                   -------
                                                                     1,564
                                                                   -------
PETROLEUM REFINING (0.9%)
   Texaco Capital
     6.000%, 06/15/05                                       823        887
                                                                   -------
RETAIL (1.2%)
   Target (F)
     7.500%, 02/15/05                                       675        742
   Wal-Mart Stores
     4.150%, 06/15/05                                       500        514
                                                                   -------
                                                                     1,256
                                                                   -------
TELEPHONE & TELECOMMUNICATIONS (1.5%)
   Bellsouth Telecommunications
     6.500%, 06/15/05                                       700        762
   GTE North
     6.000%, 01/15/04                                       750        776
                                                                   -------
                                                                     1,538
                                                                   -------
UTILITIES (1.7%)
   Alabama Power, Ser N
     4.875%, 09/01/04                                       501        516
   Georgia Power, Ser F
     5.750%, 01/31/03                                       500        503
   Wisconsin Electric Power
     6.625%, 12/01/02                                       700        700
                                                                   -------
                                                                     1,719
                                                                   -------
REGIONAL GOVERNMENT AGENCY (1.0%)
   Province of Ontario
     7.000%, 08/04/05                                       900        996
                                                                   -------
Total Corporate Obligations
     (Cost $31,127)                                                 31,298
                                                                   -------

--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (18.8%)
AUTO FINANCE (2.3%)
   American Honda Finance
     1.750%, 01/13/03                                    $2,250    $ 2,246
                                                                   -------
FINANCE (6.0%)
   American Express
     1.740%, 12/10/02                                     1,750      1,749
   Barclays
     1.727%, 12/18/02                                     2,000      1,999
   Paccar
     1.600%, 01/23/03                                     2,250      2,246
                                                                   -------
                                                                     5,994
                                                                   -------
INSURANCE (2.2%)
   Metlife
     1.740%, 01/13/03                                     2,250      2,245
                                                                   -------
INVESTMENT BANKERS/BROKER DEALERS (4.0%)
   Salomon Smith Barney
     1.340%, 12/09/02                                     2,000      2,000
   UBS Finance
     1.310%, 02/19/03                                     2,000      1,994
                                                                   -------
                                                                     3,994
                                                                   -------
MEDICAL (2.0%)
   Schering
     1.310%, 12/06/02                                     2,000      2,000
                                                                   -------
PRINTING & PUBLISHING (2.3%)
   New York Times
     1.350%, 12/02/02                                     2,250      2,250
                                                                   -------
Total Commercial Paper
     (Cost $18,726)                                                 18,729
                                                                   -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (7.5%)
   Capital Auto Receivables Asset
     Trust, Ser 2002-5, Cl A2B
     1.710%, 01/18/05                                    $1,125    $ 1,124
   Chase Credit Card Master
     Trust, Ser 1998-3, Cl A
     6.000%, 08/15/05                                       750        763
   Chase Manhattan Auto Owner
     Trust, Series 2000-A, Cl A3
     6.210%, 12/15/04                                       223        226
   Citibank Credit Card Master
     Trust, Ser 1999-7, Cl A
     6.650%, 11/15/06                                       500        539
   Daimler Chrysler Auto Trust,
     Ser 2001-D, Cl A4
     3.780%, 02/06/07                                       500        512
   Discover Card Master Trust,
     Ser 1998-6, Cl A
     5.850%, 01/17/06                                       600        616
   Discover Card Master Trust,
     Ser 2001-4, Cl A (B)
     1.471%, 10/16/06                                       725        725
   Ford Auto Owner Trust,
     Ser 2001-D, Cl A2
     3.710%, 09/15/03                                        96         96
   Honda Auto Receivables Owner
     Trust, Ser 2001-3, Cl A2
     2.760%, 02/18/04                                       290        290
   Mellon Residential Funding,
     Ser 2001-HEIL, Cl A3
     5.945%, 02/25/11                                     1,000      1,027
   Nissan Auto Owner Receivables
     Trust, Ser 2001-C, Cl A2
     3.770%, 02/17/04                                       185        186
   The Money Store Home Equity
     Trust, Ser 1996-D, Cl A9
     7.000%, 04/15/28                                     1,094      1,128


--------------------------------------------------------------------------------
                                                     SHARES/FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- CONTINUED
   Toyota Auto Receivables Owner
     Trust, Ser 2000-B, Cl A3
     6.760%, 08/15/04                                    $  235    $   239
                                                                   -------
Total Asset-Backed Securities
     (Cost $7,425)                                                   7,471
                                                                   -------
CASH EQUIVALENTS (8.6%)
   Dreyfus Government Cash
     Management Fund                                  4,300,000      4,300
   Federated Prime Value
     Money Market Fund                                4,300,000      4,300
                                                                   -------
Total Cash Equivalents
     (Cost $8,600)                                                   8,600
                                                                   -------
REPURCHASE AGREEMENTS (6.5%)
   Merrill Lynch
     1.295% dated 11/29/02, matures
     12/02/02 repurchase price
     $3,684,974 (collateralized by
     U.S. Government obligations:
     total market value
     $3,758,784) (D)                                     $3,685      3,685
   UBS Warburg
     1.315% dated 11/29/02, matures
     12/02/02, repurchase price
     $2,798,575 (collateralized by
     U.S. Government obligation:
     total market value
     $2,855,235) (D)                                      2,798      2,798
                                                                   -------
Total Repurchase Agreements
     (Cost $6,483)                                                   6,483
                                                                   -------
Total Investments (99.6%)
   (Cost $99,091)                                                   99,368
                                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002




CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND--CONCLUDED

--------------------------------------------------------------------------------

                                                                  VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.4%)
Collateral Received on Securities Loaned                           $ 2,633
Payable upon Return of Securities Loaned                            (2,633)
Investment Advisory Fee Payable                                        (17)
Shareholder Service Fee Payable --
   Trust Shares                                                         (1)
Administrative Fee Payable                                              (6)
Other Assets and Liabilities                                           393
                                                                   -------
Total Other Assets and
   Liabilities, Net                                                    369
                                                                   -------
NET ASSETS:
Fund Shares of the Institutional Shares
   (unlimited authorization-- no par value)
   based on 44,866,099 outstanding
   shares of beneficial interest                                    90,016
Fund Shares of the Trust Shares
   (unlimited authorization-- no par value)
   based on 4,695,911 outstanding
   shares of beneficial interest                                     9,439
Distributions in excess of
   net investment income                                               (76)
Accumulated net realized gain
   on investments                                                       81
Net unrealized appreciation
   on investments                                                      277
                                                                   -------
Total Net Assets (100.0%)                                          $99,737
                                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares                           $2.01
                                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                   $2.01
                                                                   =======




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 18.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (82.6%)
   FHLB
     3.625%, 10/15/04                                    $1,710    $ 1,754
   FHLB (B)
     1.260%, 03/12/03                                     2,500      2,500
   FHLB Discount Note (C)
     1.730%, 12/20/02                                     2,000      1,999
   FHLMC
     3.750%, 04/15/04                                     1,500      1,537
     3.000%, 07/15/04                                     1,500      1,522
     4.125%, 02/04/05                                     2,000      2,010
     4.250%, 06/15/05                                     2,500      2,600
     3.875%, 06/27/05                                     2,000      2,021
   FHLMC, Ser 1520 Cl H
     6.250%, 11/15/07                                     3,000      3,094
   FHLMC, Ser 1564 Cl G
     6.250%, 05/15/07                                       118        118
   FHLMC, Ser 1667 CL PE
     6.000%, 03/15/08                                       659        662
   FHLMC, Ser 2105 Cl QB
     5.500%, 02/15/17                                       437        443
   FHLMC, Ser 2114 Cl QB
     5.750%, 02/15/14                                       342        344
   FHLMC, Ser 2292 Cl QX
     5.500%, 02/15/17                                     3,000      3,014
   FHLMC, Ser 2346 Cl PA
     5.500%, 05/15/10                                     2,074      2,104
   FHLMC, Ser 2368 Cl OB
     5.000%, 09/15/07                                     1,679      1,720
   FHLMC, Ser 2378 Cl PA
     5.500%, 06/15/06                                       746        761
   FHLMC, Ser 2425 Cl JA
     6.000%, 02/15/04                                     1,388      1,396
   FHLMC, Ser 2435 Cl CA
     5.750%, 12/15/16                                       477        492
   FHLMC, Ser 2438 Cl LF
     5.500%, 06/15/06                                       146        146


--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
   FHLMC, Ser 2447 Cl BA
     5.500%, 05/15/07                                    $  734    $   749
   FHLMC, Ser 2453 Cl BA
     5.000%, 07/15/11                                       740        756
   FHLMC, Ser 2485 Cl AF
     5.500%, 12/15/15                                     2,102      2,176
   FHLMC, Ser 2485 Cl AH
     5.500%, 12/15/13                                     1,828      1,883
   FHLMC, Ser 2497 Cl NM
     4.500%, 05/15/14                                     1,229      1,252
   FHLMC, Ser 2497 Cl PA
     6.000%, 05/15/06                                     2,389      2,423
   FHLMC, Ser 2508 Cl MF
     5.000%, 04/15/13                                     1,986      2,048
   FNMA
     3.800%, 04/30/04                                       300        303
     3.875%, 03/15/05                                     1,650      1,705
     3.125%, 08/15/05                                     1,500      1,511
   FNMA Discount Note (C)
     1.230%, 12/11/02                                     2,000      1,999
   FNMA, MTN (B)
     1.570%, 12/05/02                                     2,000      2,000
   FNMA, Ser 1629 Cl HA
     3.500%, 12/15/21                                       200        201
   FNMA, Ser 1689 Cl G
     6.000%, 09/15/21                                     2,360      2,379
   FNMA, Ser 1998-34 Cl PG
     6.000%, 11/18/17                                        23         23
   FNMA, Ser 2430 Cl TA
     5.000%, 04/15/15                                     1,872      1,917
   SLMA, MTN (B)
     1.678%, 08/27/04                                     2,500      2,509
                                                                   -------
Total U.S. Government Agency Obligations
     (Cost $55,793)                                                 56,071
                                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002




CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
SUPER SHORT INCOME PLUS FUND--CONCLUDED

--------------------------------------------------------------------------------
                                                     SHARES/FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (8.3%)
   Dreyfus Government Cash
     Management Fund                                  2,825,000    $ 2,825
   Federated U.S.
     Government Fund                                  2,825,000      2,825
                                                                   -------
Total Cash Equivalents
     (Cost $5,650)                                                   5,650
                                                                   -------
REPURCHASE AGREEMENTS (8.7%)
   Merrill Lynch
     1.295% dated 11/29/02, matures
     12/02/02, repurchase price
     $1,757,972 (collateralized by
     U.S. Government obligation:
     total market value
     $1,793,472) (D)                                     $1,758      1,758
   UBS Warburg
     1.315% dated 11/29/02, matures
     12/02/02, repurchase price
     $4,145,160 (collateralized by
     U.S. Government obligation:
     total market value
     $4,229,978) (D)                                      4,145      4,145
                                                                   -------
Total Repurchase Agreements
     (Cost $5,903)                                                   5,903
                                                                   -------
Total Investments (99.6%)
   (Cost $67,346)                                                   67,624
                                                                   -------
OTHER ASSETS AND LIABILITIES (0.4%)
Investment Advisory Fee Payable                                         (7)
Administrative Fee Payable                                              (4)
Other Assets and Liabilities                                           275
                                                                   -------
Total Other Assets and
   Liabilities, Net                                                    264
                                                                   -------


--------------------------------------------------------------------------------

                                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of the Institutional Shares
   (unlimited authorization-- no par value)
   based on 33,655,188 outstanding
   shares of beneficial interest                                   $67,576
Distributions in excess of
   net investment income                                               (75)
Accumulated net realized gain
   on investments                                                      109
Net unrealized appreciation
   on investments                                                      278
                                                                   -------
Total Net Assets (100.0%)                                          $67,888
                                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares                         $  2.02
                                                                   =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 18.
10

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND



--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (36.2%)
   FFCB
     2.125%, 01/28/03                                  $ 25,000   $   25,000
   FHLB, Ser 5D03
     2.040%, 12/05/02                                    50,000       50,000
   FHLB, Ser 8E03
     1.880%, 11/05/03                                    50,000       50,000
   FHLB, Ser 9403 (B)
     1.348%, 02/05/03                                    50,000       50,000
   FHLB, Ser EM03 (B)
     1.303%, 03/14/03                                   120,000      120,000
   FHLB, Ser J803 (G)
     1.650%, 12/24/03                                    45,000       45,000
   FHLMC Discount Note (C)
     2.200%, 02/27/03                                    50,000       49,735
     2.330%, 04/25/03                                    40,000       39,625
     1.990%, 06/30/03                                    35,000       34,592
   FNMA
     2.250%, 02/07/03                                    65,000       65,000
   FNMA (B)
     1.368%, 12/12/02                                    50,000       50,000
   FNMA Discount Note (C)
     2.638%, 03/07/03                                   100,000       99,315
   SLMA Discount Note (C)
     2.280%, 01/27/03                                   175,000      174,368
   SLMA, MTN (B)
     1.328%, 02/15/03                                    50,000       49,998
     1.328%, 03/07/03                                   125,000      124,993
     1.308%, 03/19/03                                   100,000       99,994
                                                                  ----------
Total U.S. Government Agency Obligations
     (Cost $1,127,620)                                             1,127,620
                                                                  ----------
COMMERCIAL PAPER (7.8%)
ASSET BACKED (1.9%)
   Starfish Global Funding
     1.390%, 01/06/03                                    25,000       24,966
     1.380%, 01/21/03                                    35,000       34,933
                                                                  ----------
                                                                      59,899
                                                                  ----------

--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
BANKS (2.1%)
   Den Norske
     2.230%, 02/21/03                                  $ 65,000   $   64,670
                                                                  ----------
FINANCE (3.8%)
   Diageo Capital
     1.910%, 04/07/03                                    25,000       24,834
     2.080%, 07/07/03                                    75,000       74,073
   Paccar
     2.500%, 12/20/02                                    20,000       19,974
                                                                  ----------
                                                                     118,881
                                                                  ----------
Total Commercial Paper
     (Cost $243,450)                                                 243,450
                                                                  ----------
CORPORATE OBLIGATIONS (10.1%)
AUTO FINANCE (3.2%)
   Toyota Motor Credit, Ser 1, MTN
     1.508%, 12/16/02                                   100,000      100,000
                                                                  ----------
BANKS (5.3%)
   Key Bank (B)
     1.736%, 02/03/03                                    30,500       30,501
   Marshall & Ilsley Bank
     6.150%, 12/03/07                                    85,000       85,008
   National City Bank (B)
     1.438%, 01/10/03                                    50,000       50,000
                                                                  ----------
                                                                     165,509
                                                                  ----------
INVESTMENT BANKER/BROKER DEALER (1.6%)
   Bear Stearns, MTN (B)
     1.420%, 05/22/03                                    50,000       50,000
                                                                  ----------
Total Corporate Obligations
     (Cost $315,509)                                                 315,509
                                                                  ----------
ASSET BACKED SECURITIES (5.9%)
   Beta Finance, MTN (A)(B)
     1.403%, 04/15/03                                    35,000       35,000
   Dorada Finance, MTN (A)(B)
     1.348%, 11/28/03                                    50,000       50,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002




CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONCLUDED

--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- CONTINUED
   Sigma Finance, MTN (A)(B)
     1.518%, 12/13/02                                  $ 50,000   $   50,000
     1.366%, 12/03/03                                    50,000       50,000
                                                                  ----------
Total Asset Backed Securities
     (Cost $185,000)                                                 185,000
                                                                  ----------
CERTIFICATES OF DEPOSIT (2.7%)
   Bayerische Hypo Vereinsbank
     1.315%, 03/31/03                                    50,000       49,990
   Branch Banking & Trust
     1.780%, 01/24/03                                    35,000       35,000
                                                                  ----------
Total Certificates of Deposit
     (Cost $84,990)                                                   84,990
                                                                  ----------
MUNICIPAL BONDS (1.7%)
   Delaware Valley, Regional Finance
     Authority, Ser A, (B)
     1.210%, 07/01/32                                    26,995       26,995
   New York State, Triborough Bridge
     & Tunnel Authority, RB (B)
     1.210%, 11/15/32                                    24,400       24,400
                                                                  ----------
Total Municipal Bonds
     (Cost $51,395)                                                   51,395
                                                                  ----------
TAXABLE MUNICIPAL BONDS (11.2%)
   Alaska State, Housing Finance
     Agency, Ser C, RB, MBIA (B)
     1.370%, 12/01/32                                    48,800       48,800
   California State, Housing Finance
     Agency, Home Mortgage, Ser H,
     RB, FSA Callable 12/11/02
     @ 100 (B)
     1.400%, 02/01/17                                    58,700       58,700
   California State, Housing Finance
     Agency, Home Mortgage, Ser H,
     RB, MBIA (B)
     1.350%, 08/01/19                                    16,550       16,550


--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- CONTINUED
   California State, Housing Finance
     Agency, Home Mortgage, Ser O,
     RB, AMBAC (B)
     1.350%, 08/01/12                                  $ 55,050   $   55,050
   California State, Housing Finance
     Agency, Home Mortgage, Ser P,
     RB, FSA Callable 12/11/02
     @ 100 (B)
     1.400%, 08/01/29                                    36,500       36,500
   Illinois State, Student Assistance
     Community, Ser B, RB Callable
     01/02/03 @ 100 (B)
     1.380%, 05/01/10                                    22,900       22,900
   Illinois State, Student Assistance
     Community, Ser C, RB Callable
     01/02/03 @ 100 (B)
     1.380%, 12/01/22                                    12,000       12,000
   Illinois State, Student Assistance
     Community, Ser D, RB Callable
     01/02/03 @ 100 (B)
     1.380%, 09/01/23                                    40,000       40,000
   New York City, Housing
     Development, Chelsea
     Centro Project, RB, Callable
     12/05/02 @ 100 (B)
     1.400%, 06/01/33                                    28,600       28,600
   Newport News, Economic
     Development Authority,
     Shipbuilding Project, Ser A, RB
     Callable 01/02/03 @ 100 (B)
     1.430%, 07/01/31                                     4,800        4,800
   Newport News, Economic
     Development Authority,
     Shipbuilding Project, Ser B, RB
     Callable 01/02/03 @ 100 (B)
     1.380%, 07/01/31                                    24,230       24,230
                                                                  ----------
Total Taxable Municipal Bonds
     (Cost $348,130)                                                 348,130
                                                                  ----------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                     SHARES/FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (9.3%)
   Dreyfus Cash Management
     Plus Fund                                      145,000,000   $  145,000
   Federated Prime Value
     Money Market Fund                              145,000,000      145,000
                                                                  ----------
Total Cash Equivalents
     (Cost $290,000)                                                 290,000
                                                                  ----------
REPURCHASE AGREEMENTS (17.9%)
   Bear Stearns
     1.365% dated 11/29/02, matures
     12/02/02, repurchase price
     $96,210,797 (collateralized by
     U.S. Government obligations:
     total market value
     $98,127,002) (D)                                  $ 96,200       96,200
   Lehman Brothers
     1.265% dated 11/29/02, matures
     12/02/02, repurchase price
     $130,330,128 (collateralized by
     U.S. Government obligations:
     total market value
     $132,923,802) (D)                                  130,316      130,316
   Merrill Lynch
     1.295% dated 11/29/02, matures
     12/02/02, repurchase price
     $98,571,211 (collateralized by
     U.S. Government obligations:
     total market value
     $100,531,913) (D)                                   98,561       98,561
   Paribas
     1.335% dated 11/29/02, matures
     12/02/02, repurchase price
     $135,758,339 (collateralized by
     U.S. Government obligations:
     total market value
     $138,459,011) (D)                                  135,743      135,743


--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- CONTINUED
   UBS Warburg
     1.315% dated 11/29/02, matures
     12/02/02, repurchase price
     $98,407,757 (collateralized by
     U.S. Government obligations:
     total market value
     $100,365,176) (D)                                 $ 98,397   $   98,397
                                                                  ----------
Total Repurchase Agreements
     (Cost $559,217)                                                 559,217
                                                                  ----------
Total Investments (102.8%)
   (Cost $3,205,311)                                               3,205,311
                                                                  ----------
OTHER ASSETS AND LIABILITIES (-2.8%)
Investment Advisory Fee Payable                                         (436)
Administrative Fee Payable                                              (152)
Custodian Fee Payable                                                    (11)
Other Assets and Liabilities                                         (86,077)
                                                                  ----------
Total Other Assets and
   Liabilities, Net                                                  (86,676)
                                                                  ----------
NET ASSETS:
Fund Shares of the Institutional Shares
   (unlimited authorization-- no par value)
   based on 3,118,635,489 outstanding
   shares of beneficial interest                                   3,118,635
Distributions in excess of net
   investment income                                                      (3)
Accumulated net realized gain
   on investments                                                          3
                                                                  ----------
Total Net Assets (100.0%)                                         $3,118,635
                                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares                             $1.00
                                                                  ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 18.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002




CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (66.6%)
   FFCB (B)
     1.388%, 12/26/02                                   $40,000   $   40,000
   FFCB (E)
     1.268%, 06/10/03                                    60,000       60,000
   FHLB, Ser 5803 (B)
     1.348%, 01/28/03                                    35,000       35,000
   FHLB, Ser 8E03
     1.880%, 11/05/03                                    20,000       20,000
   FHLB, Ser 9403 (B)
     1.348%, 02/05/03                                    50,000       50,000
   FHLB, Ser EM03 (B)
     1.303%, 03/14/03                                    40,000       40,000
   FHLB, Ser J803 (G)
     1.650%, 12/24/03                                    25,000       25,000
   FHLB, Ser Q803
     2.250%, 02/07/03                                    20,000       20,000
   FHLMC Discount Note (C)
     2.510%, 03/27/03                                    20,000       19,838
     2.329%, 01/30/03                                    45,000       44,833
     1.905%, 01/02/03                                     5,000        4,992
     1.874%, 07/17/03                                    20,000       19,767
   FNMA
     2.250%, 02/07/03                                    15,000       15,000
   FNMA (B)
     1.368%, 12/12/02                                    75,000       75,000
     1.348%, 01/10/03                                    50,000       50,000
   FNMA Discount Note (C)
     1.250%, 12/13/02                                    10,000        9,993
     2.390%, 04/04/03                                    10,000        9,918
     2.368%, 05/02/03                                    30,000       29,706
     2.122%, 05/30/03                                    10,000        9,896
     1.936%, 06/27/03                                    25,000       24,725
     1.900%, 01/10/03                                    25,000       24,947
   SLMA Discount Note (C)
     2.417%, 05/20/03                                    10,000        9,888
     2.328%, 01/27/03                                    25,000       24,910


--------------------------------------------------------------------------------
                                                     SHARES/FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   SLMA, MTN (B)
     1.328%, 02/18/03 to 03/07/03                       $50,000   $   49,998
                                                                  ----------
Total U.S. Government Agency Obligations
     (Cost $713,411)                                                 713,411
                                                                  ----------
CASH EQUIVALENTS (7.5%)
   Dreyfus U.S. Government
     Money Market Fund                               40,000,000       40,000
   Financial Square Government
     Portfolio                                       40,000,000       40,000
                                                                  ----------
Total Cash Equivalents
     (Cost $80,000)                                                   80,000
                                                                  ----------
REPURCHASE AGREEMENTS (28.2%)
   Bear Stearns
     1.365% dated 11/29/02, matures
     12/02/02, repurchase price
     $43,823,110 (collateralized by
     U.S. Government obligation:
     total market value
     $44,697,599) (D)                                   $43,818       43,818
   Lehman Brothers
     1.265% dated 11/29/02, matures
     12/02/02, repurchase price
      $49,618,206 (collateralized by
     U.S. Government obligation:
     total market value
     $50,607,935) (D)                                    49,613       49,613
   Merrill Lynch
     1.295% dated 11/29/02, matures
     12/02/02, repurchase price
     $40,522,961 (collateralized by
     U.S. Government obligations:
     total market value
     $41,329,849) (D)                                    40,519       40,519

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Paribas
     1.335% dated 11/29/02, matures
     12/02/02, repurchase price
     $80,776,586 (collateralized by
     U.S. Government obligations:
     total market value
     $82,388,344) (D)                                   $80,768   $   80,768
   UBS Warburg
     1.315% dated 11/29/02, matures
     12/02/02, repurchase price
     $87,740,707 (collateralized by
     U.S. Government obligations:
     total market value
     $89,486,519) (D)                                    87,731       87,731
                                                                  ----------
Total Repurchase Agreements
     (Cost $302,449)                                                 302,449
                                                                  ----------
Total Investments (102.3%)
   (Cost $1,095,860)                                               1,095,860
                                                                  ----------


--------------------------------------------------------------------------------

                                                                  VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.3%)
Investment Advisory Fee Payable                                   $     (155)
Administrative Fee Payable                                               (42)
Custodian Fee Payable                                                     (4)
Other Assets and Liabilities                                         (24,353)
                                                                  ----------
Total Other Assets and
   Liabilities, Net                                                  (24,554)
                                                                  ----------
NET ASSETS:
Fund Shares of the Institutional Shares
   (unlimited authorization-- no par value)
   based on 1,071,306,098 outstanding
   shares of beneficial interest                                   1,071,306
                                                                  ----------
Total Net Assets (100.0%)                                         $1,071,306
                                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares                        $     1.00
                                                                  ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 18.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002




CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------
                                                     SHARES/FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (17.8%)
   U.S. Treasury Notes
     5.500%, 02/28/03                                  $ 40,000   $   40,301
     4.625%, 02/28/03                                    45,000       45,250
     4.250%, 03/31/03                                    50,000       50,308
     4.250%, 11/15/03                                   150,000      150,891
     3.000%, 11/30/03                                    60,000       60,882
                                                                  ----------
Total U.S. Treasury Obligations
     (Cost $350,632)                                                 350,632
                                                                  ----------
CASH EQUIVALENTS (9.6%)
   Dreyfus Treasury Prime
     Cash Management Fund                            95,000,000       95,000
   Federated U.S. Treasury
     Cash Reserves Fund                              95,000,000       95,000
                                                                  ----------
Total Cash Equivalents
     (Cost $190,000)                                                 190,000
                                                                  ----------
REPURCHASE AGREEMENTS (72.6%)
   ABN Amro
     1.255% dated 11/29/02, matures
     12/02/02, repurchase price
     $79,142,740 (collateralized by
     U.S. Treasury obligations: total
     market value $80,718,090) (D)                     $ 79,134       79,134
   Bear Stearns
     1.255% dated 11/29/02, matures
     12/02/02, repurchase price
     $80,116,180 (collateralized by
     U.S. Treasury obligations: total
     market value $82,473,865) (D)                       80,108       80,108
   Deutsche Bank
     1.295% dated 11/29/02, matures
     12/02/02, repurchase price
     $96,796,974 (collateralized by
     U.S. Treasury obligations: total
     market value $98,722,405) (D)                       96,787       96,787


--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- CONTINUED
   Dresdner Bank
     1.255% dated 11/29/02, matures
     12/02/02, repurchase price
     $95,157,508 (collateralized by
     U.S. Treasury obligations: total
     market value $97,055,019) (D)                     $ 95,148   $   95,148
   Greenwich
     1.255% dated 11/29/02, matures
     12/02/02, repurchase price
     $65,011,457 (collateralized by
     U.S. Treasury obligations: total
     market value $66,307,739) (D)                       65,005       65,005
   JP Morgan Chase
     1.255% dated 11/29/02, matures
     12/02/02, repurchase price
     $87,781,895 (collateralized by
     U.S. Treasury obligation: total
     market value $89,531,094) (D)                       87,773       87,773
   Lehman Brothers
     1.255% dated 11/29/02, matures
     12/02/02, repurchase price
     $84,151,192 (collateralized by
     U.S. Treasury obligations: total
     market value $85,826,303) (D)                       84,143       84,143
   Paribas
     1.285% dated 11/29/02, matures
     12/02/02, repurchase price
     $380,664,405 (collateralized by
     U.S. Treasury obligations: total
     market value $388,236,921) (D)                     380,624      380,624
   Salomon
     1.275%, dated 11/29/02, matures
     12/02/02, repurchase price
     $91,516,421 (collateralized by U.S.
     Treasury obligations: total market
     value $93,339,907) (D)                              91,507       91,507

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                         FACE
                                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   UBS Warburg
     1.295% dated 11/29/02, matures
     12/02/02, repurchase price
     $369,626,697 (collateralized
     by U.S. Treasury obligations:
     total market value
     $376,979,721) (D)                                 $369,587   $  369,587
                                                                  ----------
Total Repurchase Agreements
     (Cost $1,429,816)                                             1,429,816
                                                                  ----------
Total Investments (100.0%)
     (Cost $1,970,448)                                             1,970,448
                                                                  ----------
OTHER ASSETS AND LIABILITIES (0.0%)
Investment Advisory Fee Payable                                         (309)
Shareholder Service Fee Payable --
   Corporate Trust Shares                                               (250)
Administrative Fee Payable                                               (88)
Custodian Fee Payable                                                     (7)
Other Assets and Liabilities                                           1,140
                                                                  ----------
Total Other Assets and
   Liabilities, Net                                                      486
                                                                  ----------


--------------------------------------------------------------------------------

                                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of the Institutional Shares
   (unlimited authorization -- no par value)
   based on 528,564,475 outstanding
   shares of beneficial interest                                  $  528,565
Fund Shares of the Corporate Trust Shares
   (unlimited authorization -- no par value)
   based on 1,441,715,598 outstanding
   shares of beneficial interest                                   1,441,715
Distributions in excess of net investment
   income                                                               (587)
Accumulated net realized gain
   on investments                                                      1,241
                                                                  ----------
Total Net Assets (100.0%)                                         $1,970,934
                                                                  ----------
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares                        $     1.00
                                                                  ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Corporate Trust Shares                      $     1.00
                                                                  ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 18.

--------------------------------------------------------------------------------

                        KEY TO ABBREVIATIONS USED IN THE
              STATEMENTS OF NET ASSETS AND SCHEDULE OF INVESTMENTS



AMBAC      Security insured by the American Municipal Bond Assurance Corporation
Cl         Class
FFCB       Federal Farm Credit Bank
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
FSA        Security insured by Financial Security Assurance
LP         Limited Partnership
MBIA       Security insured by the Municipal Bond Insurance Association
MTN        Medium Term Note
PLC        Public Limited Company
RB         Revenue Bond
Ser        Series
SLMA       Student Loan Marketing Association
(A)        Private Placement Security
(B) Adjustable Rate Security. The rate reported on the Statements of Net Assets and Schedule of Investments is the rate in effect on November 30, 2002.
(C)        Rate shown is the effective yield at the date of purchase.
(D)        Tri-Party Repurchase Agreement
(E) Zero Coupon Security. The rate shown is the effective yield at the time of purchase.
(F) This security or a partial position of this security is on loan at November 30, 2002 (See Note 10).
(G)        Security purchased on a when-issued basis.

                       This page left intentionally blank.

STATEMENT OF ASSETS & LIABILITIES (000)
--------------------------------------------------------------------------------
STI Classic Funds  NOVEMBER 30, 2002                                 (UNAUDITED)


                                                                                                            CLASSIC
                                                                                                         INSTITUTIONAL
                                                                                                          SHORT-TERM
                                                                                                           BOND FUND
                                                                                                         -------------

Assets:
   Investments at Market Value (Cost $19,500) ..........................................................     $19,625
   Cash ................................................................................................          53
   Collateral received on securities loaned ............................................................       6,369
   Accrued Income ......................................................................................         117
                                                                                                             -------
   Total Assets ........................................................................................      26,164
                                                                                                             -------

Liabilities:
   Payable upon return of securities loaned ............................................................       6,369
   Income Distribution Payable .........................................................................          37
   Payable for Investment Advisor Fees .................................................................           6
   Payable for Administration Fees .....................................................................           1
   Accrued Expense Payable .............................................................................           4
                                                                                                             -------
   Total Liabilities ...................................................................................       6,417
                                                                                                             -------
   Total Net Assets ....................................................................................     $19,747
                                                                                                             =======

Net Assets:
   Fund shares of the Institutional Shares (unlimited authorization -- no par value)
     based on 1,932,962 outstanding shares of beneficial interest. .....................................      19,354
   Accumulated net realized gain on investments ........................................................         268
   Net unrealized appreciation on investments ..........................................................         125
                                                                                                             -------
   Total Net Assets ....................................................................................     $19,747
                                                                                                             =======
   Net Asset Value, Offering and Redemption Price Per Share -- Institutional Shares ....................     $ 10.22
                                                                                                             =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
---------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2002                                        (UNAUDITED)

                                                                                            CLASSIC
                                                                      CLASSIC            INSTITUTIONAL
                                                CLASSIC            INSTITUTIONAL        U.S. GOVERNMENT
                                             INSTITUTIONAL          SUPER SHORT        SECURITIES SUPER
                                              SHORT-TERM              INCOME             SHORT INCOME
                                               BOND FUND             PLUS FUND             PLUS FUND
                                             -------------        --------------       ----------------
Income:
   Interest Income ........................      $277                 $  857                 $703
   Income from Securities Lending .........         3                      1                   --
                                                 ----                 ------                 ----
   Total Income ...........................       280                    858                  703
                                                 ----                 ------                 ----
Expenses:
   Investment Advisory Fees ...............        57                    180                  121
   Administrator Fees .....................         6                     25                   21
   Transfer Agent Fees -
     Institutional Shares .................         7                      7                    7
   Transfer Agent Fees -
     Corporate Trust Shares ...............        --                     --                   --
   Transfer Agent Fees -
     Trust Shares .........................        --                      1                   --
   Transfer Agent
     Out of Pocket Expenses and
     Shareholder Servicing Fees ...........         1                      2                    2
   Printing Fees ..........................        --                      1                    1
   Custody Fees ...........................        --                      1                    1
   Professional Fees ......................        --                      1                    1
   Trustee Fees ...........................        --                     --                   --
   Registration Fees ......................        --                      1                    1
   Shareholder Service Fees -
     Institutional Shares .................        24                     88                   76
   Shareholder Service Fees -
     Corporate Trust Shares ...............        --                     --                   --
   Shareholder Service Fees -
     Trust Shares .........................        --                      2                   --
   Insurance and Other Fees ...............         3                      2                    4
                                                 ----                 ------                 ----
   Total Expenses .........................        98                    311                  235
                                                 ----                 ------                 ----
   Less: Investment Advisory
       Fees Waived ........................       (24)                  (108)                 (85)
        Administrator Fees Waived .........        --                     --                   --
        Shareholder Service Fees
      Waived - Institutional Shares .......       (24)                   (88)                 (76)
                                                 ----                 ------                 ----
    Net Expenses ..........................        50                    115                   74
                                                 ----                 ------                 ----
Net Investment Income .....................       230                    743                  629
                                                 ----                 ------                 ----
Net Realized Gain on
   Securities Sold ........................       268                     85                  120
Net Change in Unrealized
   Appreciation on Investments ............        73                    247                  218
                                                 ----                 ------                 ----
Increase in Net Assets Resulting
   from Operations ........................      $571                 $1,075                 $967
                                                 ====                 ======                 ====

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                 CLASSIC               CLASSIC               CLASSIC
                                              INSTITUTIONAL         INSTITUTIONAL         INSTITUTIONAL
                                             CASH MANAGEMENT       U.S. GOVERNMENT        U.S. TREASURY
                                              MONEY MARKET        SECURITIES MONEY      SECURITIES MONEY
                                                  FUND               MARKET FUND           MARKET FUND
                                             ---------------      ----------------      ----------------
Income:
   Interest Income ........................      $31,280               $9,846                $17,941
   Income from Securities Lending .........           --                   --                     --
                                                 -------               ------                -------
   Total Income ...........................       31,280                9,846                 17,941
                                                 -------               ------                -------
Expenses:
   Investment Advisory Fees ...............        3,169                1,039                  2,054
   Administrator Fees .....................        1,091                  358                    707
   Transfer Agent Fees -
     Institutional Shares .................            8                    8                      8
   Transfer Agent Fees -
     Corporate Trust Shares ...............           --                   --                      8
   Transfer Agent Fees -
     Trust Shares .........................           --                   --                     --
   Transfer Agent
     Out of Pocket Expenses and
     Shareholder Servicing Fees ...........           83                   24                     54
   Printing Fees ..........................           44                   12                     30
   Custody Fees ...........................           36                   12                     23
   Professional Fees ......................           57                   19                     37
   Trustee Fees ...........................           15                    5                     10
   Registration Fees ......................           47                   13                     33
   Shareholder Service Fees -
     Institutional Shares .................           --                   --                     --
   Shareholder Service Fees -
     Corporate Trust Shares ...............           --                   --                  1,525
   Shareholder Service Fees -
     Trust Shares .........................           --                   --                     --
   Insurance and Other Fees ...............           --                   --                     --
                                                 -------               ------                -------
   Total Expenses .........................        4,550                1,490                  4,489
                                                 -------               ------                -------
   Less: Investment Advisory
       Fees Waived ........................         (428)                 (46)                  (144)
        Administrator Fees Waived .........         (201)                 (92)                  (176)
        Shareholder Service Fees
      Waived - Institutional Shares .......           --                   --                     --
                                                 -------               ------                -------
    Net Expenses ..........................        3,921                1,352                  4,169
                                                 -------               ------                -------
Net Investment Income .....................       27,359                8,494                 13,772
                                                 -------               ------                -------
Net Realized Gain on
   Securities Sold ........................           --                   --                    382
Net Change in Unrealized
   Appreciation on Investments ............           --                   --                     --
                                                 -------               ------                -------
Increase in Net Assets Resulting
   from Operations ........................      $27,359               $8,494                $14,154
                                                 =======               ======                =======

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND THE
PERIOD ENDED MAY 31, 2002


                                                                                                                   CLASSIC
                                                                                     CLASSIC                    INSTITUTIONAL
                                                 CLASSIC                          INSTITUTIONAL           U.S. GOVERNMENT SECURITIES
                                              INSTITUTIONAL                        SUPER SHORT                   SUPER SHORT
                                             SHORT-TERM BOND                       INCOME PLUS                   INCOME PLUS
                                                  FUND                                FUND                           FUND
                                        --------------------------         --------------------------    ---------------------------
                                         06/01/02-      05/14/02*-          06/01/02-     04/15/02**-      06/01/02-    04/11/02***-
                                         11/30/02       05/31/02            11/30/02      05/31/02         11/30/02     05/31/02
                                        ----------      ----------         ----------     -----------    -----------    ------------
Operations:
  Net Investment Income ...............  $   230         $    18            $    743       $     68        $    629       $    56
  Net Realized Gain (Loss)
    on Investments ....................      268              --                  85             --             120            (5)
  Net Change in Unrealized
    Appreciation on Investments .......       73              52                 247             30             218            60
                                         -------         -------            --------       --------        --------       -------
  Increase in Net Assets
    from Operations ...................      571              70               1,075             98             967           111
                                         -------         -------            --------       --------        --------       -------
Distributions to Shareholders:
  Net Investment Income:
    Institutional Shares ..............     (230)            (18)               (802)           (72)           (704)          (62)
    Corporate Trust Shares ............       --              --                  --             --              --            --
    Trust Shares ......................       --              --                 (17)            --              --            --
                                         -------         -------            --------       --------        --------       -------
    Total Distributions ...............     (230)            (18)               (819)           (72)           (704)          (62)
                                         -------         -------            --------       --------        --------       -------
Capital Transactions (1):
  Institutional Shares:
    Proceeds from Shares Issued .......    5,353          16,107              85,934         55,308          68,459        32,057
    Reinvestment of Cash Distributions        79              18                  59              8             411            32
    Cost of Shares Repurchased ........   (2,202)             (1)            (29,681)       (21,612)        (29,383)       (4,000)
                                         -------         -------            --------       --------        --------       -------
  Increase (Decrease) in Net Assets
    from Institutional Share
    Transactions ......................    3,230          16,124              56,312         33,704          39,487        28,089
                                         -------         -------            --------       --------        --------       -------
  Corporate Trust Shares:
    Proceeds from Shares Issued .......       --              --                  --             --              --            --
    Cost of Shares Repurchased ........       --              --                  --             --              --            --
                                         -------         -------            --------       --------        --------       -------
  Increase (Decrease) in Net Assets
    from Corporate Trust Share
    Transactions ......................       --              --                  --             --              --            --
                                         -------         -------            --------       --------        --------       -------
  Trust Shares (2):
    Proceeds from Shares issued .......       --              --              12,067             --              --            --
    Reinvestment of Cash Distributions        --              --                   7             --              --            --
  Cost of Shares Repurchased ..........       --              --              (2,635)            --              --            --
                                         -------         -------            --------       --------        --------       -------
  Increase in Net Assets
    from Trust Share Transactions .....       --              --               9,439             --              --            --
                                         -------         -------            --------       --------        --------       -------
    Increase (Decrease) in Net Assets
      from Share Transactions .........    3,230          16,124              65,751         33,704          39,487        28,089
                                         -------         -------            --------       --------        --------       -------
      Total Increase  (Decrease)
       in Net Assets ..................    3,571          16,176              66,007         33,730          39,750        28,138
                                         -------         -------            --------       --------        --------       -------
Net Assets:
    Beginning of Period ...............   16,176              --              33,730             --          28,138            --
                                         -------         -------            --------       --------        --------       -------
    End of Period .....................  $19,747         $16,176            $ 99,737       $ 33,730        $ 67,888       $28,138
                                         =======         =======            ========       ========        ========       =======

  * Commenced operations on May 14, 2002.
 ** Commenced operations on April 15, 2002.
*** Commenced operations on April 11, 2002.
(1) See Note 8 in the Notes to Financial Statements for additional information.
(2) The STI Classic Institutional Super Short Income Plus Fund Trust Shares commenced operations on October 3, 2002.

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                               CLASSIC                       CLASSIC                            CLASSIC
                            INSTITUTIONAL                 INSTITUTIONAL                      INSTITUTIONAL
                           CASH MANAGEMENT               U.S. GOVERNMENT                     U.S. TREASURY
                            MONEY MARKET                SECURITIES MONEY                    SECURITIES MONEY
                                FUND                       MARKET FUND                         MARKET FUND
                     --------------------------    -----------------------------       --------------------------
                      06/01/02-      06/01/01-       06/01/02-        06/01/01-          06/01/02-      06/01/01-
                      11/30/02       05/31/02        11/30/02         05/31/02           11/30/02       05/31/02
                     -----------    -----------    ------------      -----------       ------------    ----------

                     $    27,359    $    89,408    $     8,494       $    24,827        $    13,772      $ 48,439

                              --              3             --                --                382           870

                              --             --             --                --                 --            --
                     -----------    -----------    -----------       -----------        -----------      --------

                          27,359         89,411          8,494            24,827             14,154        49,309
                     -----------    -----------    -----------       -----------        -----------      --------


                         (27,362)       (89,408)        (8,494)          (24,874)            (4,086)      (11,535)
                              --             --             --                --            (10,277)      (36,903)
                              --             --             --                --                 --            --
                     -----------    -----------    -----------       -----------        -----------      --------
                         (27,362)       (89,408)        (8,494)          (24,874)           (14,363)      (48,438)
                     -----------    -----------    -----------       -----------        -----------      --------


                       4,101,759      8,269,151      1,249,498         3,594,311          1,327,346     2,490,341
                          16,997         58,908          2,977             8,617              3,021         8,459
                     (4,409,724)     (8,147,856)    (1,206,883)       (3,473,356)        (1,353,191)   (2,527,626)
                     -----------    -----------    -----------       -----------        -----------   -----------


                        (290,968)       180,203         45,592           129,572            (22,824)      (28,826)
                     -----------    -----------    -----------       -----------        -----------   -----------

                              --             --             --                --          1,770,590     3,633,178
                              --             --             --                --         (2,133,288)   (3,132,415)
                     -----------    -----------    -----------       -----------        -----------   -----------


                              --             --             --                --           (362,698)      500,763
                     -----------    -----------    -----------       -----------        -----------   -----------

                              --             --             --                --                 --            --
                              --             --             --                --                 --            --
                              --             --             --                --                 --            --
                     -----------    -----------    -----------       -----------        -----------   -----------

                              --             --             --                --                 --            --
                     -----------    -----------    -----------       -----------        -----------   -----------

                        (290,968)       180,203         45,592           129,572           (385,522)      471,937
                     -----------    -----------    -----------       -----------        -----------   -----------

                        (290,971)       180,206         45,592           129,525           (385,731)      472,808
                     -----------    -----------    -----------       -----------        -----------   -----------

                       3,409,606      3,229,400      1,025,714           896,189          2,356,665     1,883,857
                     -----------    -----------    -----------       -----------        -----------   -----------
                     $ 3,118,635    $ 3,409,606    $ 1,071,306       $ 1,025,714        $ 1,970,934   $ 2,356,665
                     ===========    ===========    ===========       ===========        ===========   ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS
FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND THE PERIODS ENDED MAY 31, FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                               NET REALIZED
                                                  NET         AND UNREALIZED                             NET ASSET
                         NET ASSET VALUE,      INVESTMENT          GAINS         DISTRIBUTIONS FROM      VALUE, END
                        BEGINNING OF PERIOD      INCOME        ON INVESTMENTS   NET INVESTMENT INCOME    OF PERIOD
                        -------------------    ----------      --------------   ---------------------    ----------
CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
Institutional Shares
           2002*               $10.03             $0.12            $ 0.19             $(0.12)              $10.22
           2002 (1)             10.00              0.01              0.03              (0.01)               10.03
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
Institutional Shares
           2002*               $ 2.00             $0.02            $ 0.01             $(0.02)              $ 2.01
           2002 (2)              2.00              0.01                --              (0.01)                2.00
Trust Shares
           2002 (3)            $ 2.02             $0.01            $(0.01)            $(0.01)              $ 2.01
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
Institutional Shares
           2002*               $ 2.00             $0.02            $ 0.02             $(0.02)              $ 2.02
           2002 (4)              2.00              0.01                --              (0.01)                2.00

  + Returns are for the period indicated and have not been annualized. (The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.)
 * For the six month period ended November 30, 2002. All ratios for the period have been annualized.
(1) Commenced operations on May 14, 2002. All ratios have been annualized.
(2) Commenced operations on April 15, 2002. All ratios have been annualized.
(3) Commenced operations on October 3, 2002. All ratios have been annualized.
(4) Commenced operations on April 11, 2002. All ratios have been annualized.

Amounts designated as "--" are either $0 or round to $0.

--------------------------------------------------------------------------------

                                                                                                      RATIO OF
                                                                RATIO OF            RATIO OF        NET INVESTMENT
                      NET ASSETS,          RATIO OF        NET INVESTMENT       EXPENSES TO           INCOME TO           PORTFOLIO
           TOTAL        END OF           EXPENSES TO         INCOME TO       AVERAGE NET ASSETS   AVERAGE NET ASSETS       TURNOVER
          RETURN+    PERIOD (000)    AVERAGE NET ASSETS  AVERAGE NET ASSETS  (EXCLUDING WAIVERS)  (EXCLUDING WAIVERS)        RATE
         --------   --------------   ------------------  ------------------  ------------------   -------------------     ----------


           3.14%        $19,747              0.53%              2.44%               1.03%                 1.94%               65%
           0.41          16,176              0.57               2.60                1.07                  2.10                 0


           1.66%        $90,299              0.31%              2.07%               0.86%                 1.52%               41%
           0.30          33,730              0.36               2.44                0.91                  1.89                30

          (0.20)%      $  9,438              0.64%              1.72%               1.00%                 1.36%               41%


           2.18%        $67,888              0.24%              2.07%               0.77%                 1.54%               56%
           0.32          28,138              0.30               2.42                0.83                  1.89                34

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS
FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE NOTED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD





                                               NET                                  NET ASSET
                    NET ASSET VALUE,        INVESTMENT      DISTRIBUTIONS FROM      VALUE, END             TOTAL
                   BEGINNING OF PERIOD        INCOME       NET INVESTMENT INCOME     OF PERIOD            RETURN+
                   -------------------      ----------     ---------------------    ----------           --------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
           2002**            $1.00             $0.01              $(0.01)             $1.00                0.87%
           2002               1.00              0.03               (0.03)              1.00                2.68
           2001               1.00              0.06               (0.06)              1.00                6.13
           2000               1.00              0.05               (0.05)              1.00                5.56
           1999*              1.00              0.02               (0.02)              1.00                1.58
           For the years ended January 31:
           1999               1.00              0.05               (0.05)              1.00                5.46
           1998               1.00              0.06               (0.06)              1.00                5.66
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (B)
Institutional Shares
           2002**            $1.00             $0.01              $(0.01)             $1.00                0.82%
           2002               1.00              0.03               (0.03)              1.00                2.61
           2001               1.00              0.06               (0.06)              1.00                5.98
           2000               1.00              0.05               (0.05)              1.00                5.39
           1999*              1.00              0.02               (0.02)              1.00                1.56
           For the years ended January 31:
           1999               1.00              0.05               (0.05)              1.00                5.30
           1998               1.00              0.05               (0.05)              1.00                5.52
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           2002**            $1.00             $0.01              $(0.01)             $1.00                0.78%
           2002               1.00              0.02               (0.02)              1.00                2.28
           2001               1.00              0.06               (0.06)              1.00                5.74
           2000               1.00              0.05               (0.05)              1.00                5.25
           1999               1.00              0.05               (0.05)              1.00                4.97
           1998               1.00              0.05               (0.05)              1.00                5.50
Corporate Trust Shares
           2002**            $1.00             $0.01              $(0.01)             $1.00                0.68%
           2002               1.00              0.02               (0.02)              1.00                2.08
           2001               1.00              0.05               (0.05)              1.00                5.53
           2000(C)            1.00              0.05               (0.05)              1.00                5.02

 + Returns are for the period indicated and have not been annualized. (The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.)
 * For the period February 1, 1999 to May 31, 1999. All ratios for the period have been annualized.
** For the six month period ended November 30, 2002. All ratios for the period have been annualized.
(A)On May 17, 1999, the Arbor Prime Obligations Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional Cash Management Money Market Fund. The Arbor Prime Obligations Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 17, 1999 have been carried forward in these financial highlights.

--------------------------------------------------------------------------------


                                                                                                  RATIO OF
                                                   RATIO OF              RATIO OF              NET INVESTMENT
          NET ASSETS,         RATIO OF           NET INVESTMENT         EXPENSES TO               INCOME TO
            END OF           EXPENSES TO           INCOME TO         AVERAGE NET ASSETS      AVERAGE NET ASSETS
         PERIOD (000)    AVERAGE NET ASSETS    AVERAGE NET ASSETS    (EXCLUDING WAIVERS)     (EXCLUDING WAIVERS)
         ------------    ------------------    ------------------    -------------------     -------------------

          $3,118,635            0.25%                 1.73%                  0.29%                  1.69%
           3,409,606            0.25                  2.61                   0.29                   2.57
           3,229,400            0.25                  5.91                   0.30                   5.86
           2,311,685            0.25                  5.42                   0.30                   5.37
           1,888,483            0.25                  4.79                   0.35                   4.69

             884,490            0.23                  5.31                   0.35                   5.19
             740,837            0.20                  5.52                   0.36                   5.36


          $1,071,306            0.26%                 1.63%                  0.29%                  1.60%
           1,025,714            0.27                  2.49                   0.30                   2.46
             896,189            0.26                  5.72                   0.29                   5.69
             650,626            0.25                  5.27                   0.29                   5.23
             617,089            0.25                  4.73                   0.36                   4.62

             688,031            0.23                  5.18                   0.36                   5.05
             789,410            0.20                  5.39                   0.37                   5.22


          $  528,724            0.26%                 1.49%                  0.29%                  1.46%
             551,599            0.26                  2.25                   0.30                   2.21
             580,227            0.27                  5.44                   0.30                   5.41
             329,725            0.25                  5.17                   0.31                   5.11
             283,525            0.20                  4.83                   0.47                   4.56
             140,334            0.18                  5.34                   0.38                   5.14

          $1,442,210            0.46%                 1.29%                  0.49%                  1.26%
           1,805,066            0.46                  2.11                   0.50                   2.07
           1,303,630            0.46                  5.38                   0.50                   5.34
           1,138,541            0.45                  4.93                   0.49                   4.89

(B) On May 24, 1999, the Arbor U.S. Government Securities Money Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional U.S. Government Securities Money Market Fund. The Arbor U.S. Government Securities Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(C) Commenced operations on June 3, 1999. All ratios for the period have been annualized.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with forty funds as of November 30, 2002: the Balanced Fund, the Capital Appreciation Fund, the Growth and Income Fund, the Information and Technology Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Aggressive Growth Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Mid-Cap Equity Fund, the Mid Cap Value Equity Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, the Vantage Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Strategic Income Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund, the Virginia Tax-Free Money Market Fund (collectively the "Retail Money Market Funds"), the Classic Institutional Short-Term Bond Fund, Classic Institutional Super Short Income Plus Fund, Classic Institutional U.S. Government Securities Super Short Income Plus Fund, Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Funds" or the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Institutional Funds. The financial statements of the Equity Funds, the Fixed Income Funds and the Retail Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

          SECURITY VALUATION -- Investment securities held by the Classic Institutional Cash Management Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund, and Classic Institutional U.S. Treasury Securities Money Market Fund are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the next interest readjustment date, the date that the principal owned can be recovered through demand, or the maturity date of the security and is included in interest income. Investment securities held by the Classic Institutional Short-Term Bond Fund, Classic Institutional Super Short Income Plus Fund, and Classic Institutional U.S. Government Securities Super Short Income Plus Fund that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Securities for which current market quotations are not readily available, of which

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


          there are none as of November 30, 2002, are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees.

          SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to the next interest readjustment date, the date that the principal owned can be recovered through demand, or the maturity of the security and are included in interest income.

          REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

          OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

          DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

          USE OF ESTIMATES-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEIInvestments Global Funds Services (formerly SEI Investments Mutual Fund Services, "the Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated November 21, 1995. The Distributor does not receive any fees for its distribution services provided under this agreement.

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002


The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the period ended November 30, 2002, SunTrust Robinson Humphrey received fees for the following funds:
                                                FEES
                                              ---------
Institutional Super Short Income Plus Fund .. $   2,828
Institutional U.S. Government Securities
   Super Short Income Plus Fund .............     2,133
Institutional Cash Management Money
   Market Fund ..............................    68,242
Institutional U.S. Government Securities
   Money Market Fund ........................    37,040
Institutional U.S. Treasury Securities
   Money Market Fund ........................   354,030

4. Administration, Shareholder, and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

The Classic Institutional U.S. Treasury Securities Money Market Fund has adopted a Shareholder Services Plan for the Corporate Trust Shares. The Fund pays the Distributor a monthly shareholder services fee at an annual rate of 0.20% of the average daily net assets of the Fund's Corporate Trust Shares, which may be used by the Distributor to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own Corporate Trust Shares of the Fund.

The Classic Institutional Short-Term Bond, Classic Institutional Super Short Income Plus, and Classic Institutional U.S. Government Securities Super Short Income Plus Funds have adopted a Shareholder Services Plan whereby each Fund pays SunTrust Bank ("SunTrust") a monthly shareholder services fee at an annual rate of 0.25% of the average daily net assets of the Funds, which may be used by SunTrust to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own shares of the Fund. Currently SunTrust is waiving its entire fee for the Institutional shares, and a portion of the fee for the Trust shares. These fee waivers are voluntary and may be terminated at any time.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STSprovides shareholder support and other account-related services. Shareholder service fees (including out of pocket expenses) paid to STS for the year or period ended November 30, 2002 were:

                                                     FEES
                                                   --------
Classic Institutional Short-Term Bond Fund ....... $    254
Classic Institutional Super Short Income Plus Fund      970
Classic Institutional U.S. Government Securities
   Super Short Income Plus Fund ..................      818
Classic Institutional Cash Management Money
   Market Fund ...................................   42,712
Classic Institutional U.S. Government Securities
   Money Market Fund .............................   14,006
Classic Institutional U.S. Treasury Securities
   Money Market Fund .............................   27,684

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Adviser") have entered into an advisory agreement dated June 15, 1993, and last amended as of April 8, 2002.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                              MAXIMUM
                                                               ANNUAL
                                                            ADVISORY FEE
                                                            ------------
Classic Institutional Short-Term Bond Fund ...............      0.60%
Classic Institutional Super Short Income Plus Fund .......      0.50%
Classic Institutional U.S. Government Securities
   Super Short Income Plus Fund ..........................      0.40%
Classic Institutional Cash Management
   Money Market Fund .....................................      0.20%
Classic Institutional U.S. Government Securities
   Money Market Fund .....................................      0.20%
Classic Institutional U.S. Treasury Securities
   Money Market Fund .....................................      0.20%


The Investment Adviser and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank (the "Custodian") acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets and transaction fees of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government securities, for the period ended November 30, 2002, were as follows:

                                        PURCHASES      SALES
                                          (000)        (000)
                                        ----------    -------
Classic Institutional Short-Term
   Bond Fund ..........................  $  7,059     $   200
Classic Institutional Super Short
    Income Plus Fund ..................    21,331       2,398
Classic Institutional U.S. Government
   Super Short Income Plus Fund .......     5,179       5,249

The cost of purchases and proceeds from sales of U.S. Government securities were as follows:

                                         PURCHASES     SALES
                                           (000)       (000)
                                         ---------    -------
Classic Institutional Short-Term
   Bond Fund ..........................  $  9,483      $9,217
Classic Institutional Super Short
   Income Plus Fund ...................    11,907       7,255
Classic Institutional U.S. Government
   Securities Super Short Income
   Plus Fund ..........................    17,123       5,083

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002


7. Federal Tax Information:

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Institutional Super Short Income Plus Fund and the Institutional U.S. Government Securities Super Short Income Plus Fund had post-October losses of $4,095 and $10,711 respectively. Post-October losses represent losses realized on investment transactions from November 1, 2001 through May 31, 2002, that in accordance with Federal income tax regulations the Funds have elected to defer and treat as having arisen in the following year.

At November 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the funds at November 30, 2002, were as follows:

                        AGGREGATE      AGGREGATE
                          GROSS          GROSS           NET
                        UNREALIZED     UNREALIZED     UNREALIZED
                       APPRECIATION   DEPRECIATION   APPRECIATION
                          (000)           (000)          (000)
                        ---------     ------------   ------------
Classic Institutional
   Short-Term Bond Fund    $162           $(37)          $125
Classic Institutional
   Super Short Income
   Plus Fund                353            (76)           277
Classic Institutional
   U.S. Government
   Securities Super
   Short Income
   Plus Fund                310            (32)           278

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

8. Capital Share Transactions

Capital Share Transactions for the funds were as follows (000):

                                         CLASSIC                         CLASSIC                         CLASSIC
                                      INSTITUTIONAL                   INSTITUTIONAL                    INSTITUTIONAL
                                       SHORT-TERM                      SUPER SHORT               U.S. GOVERNMENT SECURITIES
                                          BOND                         INCOME PLUS                 SUPER SHORT INCOME PLUS
                                          FUND*                           FUND**                            FUND***
                                ------------------------        -------------------------        --------------------------
                                 06/01/02-     05/14/02-         06/01/02-      04/15/02-          06/01/02-      04/11/02-
                                 11/30/02      05/31/02          11/30/02       05/31/02           11/30/02       05/31/02
                                ----------     ---------        ----------      ---------        -----------      ---------
   Shares Issued and Redeemed:
   Institutional Shares:
     Shares Issued                     530         1,610            42,744         27,654             33,970         16,028
     Shares Issued in Lieu
       of Cash Distributions             8             2                29              4                203             16
     Shares Redeemed                  (217)           --           (14,759)       (10,806)           (14,563)        (2,000)
                                ----------     ---------        ----------      ---------         ----------      ---------
     Net Institutional
       Share Transactions              321         1,612            28,014         16,852             19,610         14,044
                                ----------     ---------        ----------      ---------         ----------      ---------
   Trust Shares:
     Shares Issued                      --            --             6,003             --                 --             --
     Shares Issued in Lieu of
       Cash Distributions               --            --                 3             --                 --             --
     Shares Redeemed                    --            --            (1,310)            --                 --             --
                                ----------     ---------        ----------      ---------         ----------      ---------
     Net Trust
       Share Transactions               --            --             4,696             --                 --             --
                                ----------     ---------        ----------      ---------         ----------      ---------
     Net Change in Capital Shares      321         1,612            32,710         16,852             19,610         14,044
                                ==========     =========        ==========      =========         ==========      =========


  * Commenced operations on May 14, 2002.
 ** Commenced operations on April 15, 2002.
*** Commenced operations on April 11, 2002.

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002




                                         CLASSIC                      CLASSIC                            CLASSIC
                                      INSTITUTIONAL                INSTITUTIONAL                      INSTITUTIONAL
                                     CASH MANAGEMENT              U.S. GOVERNMENT                     U.S. TREASURY
                                      MONEY MARKET               SECURITIES MONEY                    SECURITIES MONEY
                                          FUND                      MARKET FUND                        MARKET FUND
                                ------------------------       --------------------------      -------------------------
                                 06/01/02-     06/01/01-         06/01/02-      06/01/01-       06/01/02-      06/01/01-
                                 11/30/02       05/31/02         11/30/02       05/31/02        11/30/02       05/31/02
                                ----------     ---------       -----------      ---------      ----------      ---------
   Shares Issued and Redeemed:
   Institutional Shares:
     Shares Issued               4,101,759     8,269,151         1,249,498      3,594,312       1,327,346      2,490,341
     Shares Issued in Lieu
       of Cash Distributions        16,997        58,908             2,977          8,616           3,021          8,459
     Shares Redeemed            (4,409,724)   (8,147,856)       (1,206,883)    (3,473,356)     (1,353,191)    (2,527,626)
                                ----------    ----------       -----------     ----------      ----------     ----------
   Net Institutional
     Share Transactions           (290,968)      180,203            45,592        129,572         (22,824)       (28,826)
                                ----------    ----------       -----------     ----------      ----------     ----------
   Corporate Trust Shares:
     Shares Issued                      --            --                --             --       1,770,590      3,633,178
     Shares Redeemed                    --            --                --             --      (2,133,288)    (3,132,415)
                                ----------    ----------       -----------     ----------      ----------     ----------
   Net Corporate Trust
     Share Transactions                 --            --                --             --        (362,698)       500,763
                                ----------    ----------       -----------     ----------      ----------     ----------
   Net Change in Capital Shares   (290,968)      180,203            45,592        129,572        (385,522)       471,937
                                ==========    ==========       ===========     ==========      ==========     ==========

9. Concentration of Credit Risk:

The Classic Institutional Cash Management Money Market Fund invests in high quality money market instruments issued by corporations and the U.S. Government and rated by one or more nationally recognized statistical rating organizations, or, if not rated, are determined by the Investment Adviser to be of comparable quality. The Classic Institutional U.S. Government Securities Money Market Fund invests in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities. The Classic Institutional U.S. Treasury Securities Money Market Fund invests in U.S. Treasury Obligations, which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities. The Classic Institutional Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury and investment grade corporate debt, mort- gage-backed and asset backed securities. The Classic Institutional Super Short Income Plus Fund invests primarily in short duration, investment grade money market, fixed income securities, repurchase agreements and other mutual funds. The Classic Institutional U.S. Government Securities Super Short Income Plus Fund invests primarily in short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities.

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2002                                 (Unaudited)

10. Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments include repurchase agreements*; which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments**, such as floating rates, commercial paper, certificates of deposit and private placements with an average weighted maturity date not to exceed 60 days and an effective maturity date not to exceed 397 days. The market value of securities on loan at November 30, 2002 and the value of collateral at November 30, 2002, with respect to such loans were as follows (000):

                                  MARKET          MARKET
                                 VALUE OF        VALUE OF
                             SECURITIES LOANED  COLLATERAL
                             -----------------  ----------
Classic Institutional Short-Term
   Bond Fund                        $6,240        $6,369
Classic Institutional Super Short
   Income Plus Fund                  2,566         2,633

* At November 30, 2002, the collateral consisted of repurchase agreements yielding 1.37% to 1.40% with J.P. Morgan and Morgan Stanley Dean Witter.

** At November 30, 2002, the effective maturity dates for the short-term instruments ranged from 12/03/02 to 06/05/03.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                         Trusco Capital Management, Inc.

          STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                  a current prospectus for each Fund described.

                                                                 STI-SA-004-0300